American Funds Global Balanced Fund 6455 Irvine Center Drive Irvine, California 92618 Phone (213) 486 9200 Fax (213) 486 9455 Email mws@capgroup.com Michael W. Stockton Secretary

January 5, 2015

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:       American Funds Global Balanced Fund

File Nos. 333-170605 and 811-22496

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on December 31, 2014 of the Registrant’s Post-Effective Amendment No. 9 under the Securities Act of 1933 and Amendment No. 11 under the Investment Company Act of 1940.

Sincerely,

MICHAEL W STOCKTON